Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	$ 626	$ 690	$ 521
Changes during period	(10)	(172)	36
Net income attributable to non-controlling interest	(12)	108	133
Balance, end of period	604	626	690
Ship Finance
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	32	78	274
Changes during period	0	(57)	(220)
Net income attributable to non-controlling interest	(17)	11	24
Balance, end of period	15	32	78
North Atlantic Drilling
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	205	173	168
Changes during period	8	(4)	(56)
Net income attributable to non-controlling interest	(46)	36	61
Balance, end of period	167	205	173
Seadrill Partners LLC
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	115	79
Changes during period	0	(115)	15
Net income attributable to non-controlling interest	0	0	21
Balance, end of period	0	0	115
Asia Offshore Drilling
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	134	111	0
Changes during period	(14)	0	100
Net income attributable to non-controlling interest	20	23	11
Balance, end of period	140	134	111
Sevan Drilling ASA
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	251	213	0
Changes during period	0	0	197
Net income attributable to non-controlling interest	31	38	16
Balance, end of period	282	251	$ 213
Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	4	0
Changes during period	(4)	4
Net income attributable to non-controlling interest	0	0
Balance, end of period	$ 0	$ 4	$ 0